Consolidated Statements of Financial Position	Apr. 30, 2025 CAD ($)	Apr. 30, 2024 CAD ($)
Current assets
Cash and cash equivalents	$ 132,616,939	$ 37,548,304
Short-term investments	11,906,000	0
Value-added tax receivable	15,295,990	15,355,053
Other receivables	876,546	635,974
Prepaids and other expenses	2,311,585	2,218,609
Total current assets	163,007,060	55,757,940
Non-current assets
Long-term value-added tax receivable	1,960,666	5,846,416
Investment	331,500	605,394
Investments in associate	7,404,597	0
Deferred payment	0	1,255,515
Other non-current assets	16,248	22,729
Property, plant, and equipment	695,067	588,444
Exploration and evaluation assets	241,527,631	208,706,494
Total non-current assets	251,935,709	217,024,992
Total assets	414,942,769	272,782,932
Current liabilities
Accounts payable and accrued liabilities	4,391,273	2,527,373
Due to related parties	394,027	1,148,600
Total current liabilities	4,785,300	3,675,973
Non-current liabilities
Non-current accounts payable	1,607,041	0
Total liabilities	6,392,341	3,675,973
SHAREHOLDERS' EQUITY
Share capital	421,292,611	270,775,104
Shares to be issued	8,458,861	882,830
Reserves	45,456,805	36,572,860
Accumulated other comprehensive income	8,913,400	21,927,333
Deficit	(75,571,249)	(61,051,168)
Total shareholders' equity	408,550,428	269,106,959
Total liabilities and shareholders' equity	$ 414,942,769	$ 272,782,932